RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

(16) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2009, 2010 and 2011 are as follows:

Commercial agreements with Expedia

In April 2006, the Group entered into an agreement with Expedia to sell Expedia’s international hotel inventory. RMB9,723,349 and RMB1,368,826 were charged by Expedia in 2009 and 2010. The balance due to Expedia was RMB854,541 and nil as of December 31, 2009 and 2010, respectively. This agreement was terminated in January 2010.

In November 2007, the Group entered into a Strategic Agreement with Egencia (formerly named Expedia Corporate Travel, LLC), an entity ultimately controlled by Expedia, Inc. The Group agreed to waive the non-compete covenant of the Transaction Agreement with respect to Egencia’s business in China, and Egencia agreed to either use the Group as a fulfillment partner in China, or pay the Group a portion of Egencia China’s air and hotel revenues as a waiver fee. In April 2009, the Group and Egencia entered into a Fulfillment Services Agreement which sets forth service levels and other details of the cooperation under the Strategic Agreement. RMB20,441, RMB17,396 and RMB47,154 of revenue was recognized in 2009, 2010 and 2011. The balance due to Egencia was RMB306,535 and RMB551,593 as of December 31, 2010 and 2011, respectively. From September 2010, the Group started to issue air tickets to Egencia’s China corporate travel customers with commission revenue share. RMB2,421 and RMB97,378 of revenue was recognized in 2010 and 2011. The balance due from Egencia for the issued air ticket prices was RMB59,804 and RMB5,063,125 as of December 31, 2010 and 2011, respectively. As of December 31, 2011, the Group also had a balance due to Egencia of RMB532,450 which is a deposit paid by Egencia to the Group under this agreement.

In December 2008, the Group entered into a Non-Compete Waiver as well as a Private Label Agreement and a Profit-Share Agreement with Hotels.com, an entity ultimately controlled by Expedia, Inc. Under these agreements, the Group waived the rights under the non-compete covenant of the Transaction Agreement with respect to the Hotels.com in China and the Group and Hotels.com agreed to cooperate to launch the Hotels.com website in Chinese. Under these agreements, the Group provides a private-label website and other support and fulfillment services, and the Group receives a portion of the revenue from PRC and international hotel bookings through the Hotels.com website in Chinese. Nil, RMB1,416,719 and RMB3,648,431 revenue was recognized in 2009, 2010 and 2011. The balance due from Hotels.com was 278,639 and RMB987,489 as of December 31, 2010 and 2011, respectively.

In January 2010, the Group entered into an agreement with IAN.com, L.P, an entity ultimately controlled by Expedia, Inc. The Group provides links from certain of its websites to websites created or maintained by IAN.com, L.P for the Group’s customers to book international travel products. IAN.com, L.P pays commission to the Group for successful bookings. RMB4,828,489 and RMB10,112,820 of commission revenue was recognized in 2010 and 2011. The balance due from IAN.com, L.P was RMB509,794 and RMB761,204 as of December 31, 2010 and 2011, respectively.

In January 2011, the Group entered into an agreement with Expedia to share revenue from Qatar Airways’ air commissions and other advertisements. RMB407,474 of revenue was recognized in 2011. The balance due from Expedia was RMB224,131 as of December 31, 2011.

Commercial agreements with TripAdvisor

In December 2011, Expedia completed the spin-off of TripAdvisor to Expedia stockholders and TripAdvisor is now a separately traded public company. Because Expedia, who controls the Group, and TripAdvisor are under the common control of controlling shareholder Barry Diller, TripAdvisor including its subsidiaries continues to be a related party of the Group.

In April 2009, the Group and Expedia, Inc. entered into a Non-Compete Waiver pursuant to which the Group waived the non-compete covenant of the Transaction Agreement with respect to the business of TripAdvisor LLC, a subsidiary of Expedia, Inc. at that time, in China. In May 2009, the Group entered into a five-year cooperation agreement with Tuqu Net Information Technology (Beijing) Co., Ltd. (“TripAdvisor China”) pursuant to which, in consideration of the April 2009 agreement between the Group and Expedia, Inc., the Group received preferential discounted advertising rates for specific types of advertising on the TripAdvisor China website (http://www.daodao.com). RMB2,548,405 and RMB 5,901,772 of advertising expense, including advertising charged at discounted rates as well as other advertising charged at market rates, was recognized in 2010 and 2011. The balance due to TripAdvisor China was RMB477,914 and RMB175,380 as of December 31, 2010 and 2011, respectively.

In June 2009, the Group entered into an agreement with Beijing Kuxun Technology Co., Ltd. and Beijing Kuxun Interactive Technology Co., Ltd. (collectively, “Kuxun”) . The Group places its advertising on the Kuxun website (http://www.kuxun.cn) and pays advertising fees to Kuxun. In October 2009, TripAdvisor LLC. announced that it completed the acquisition of Kuxun. After this acquisition, RMB29,282 ,RMB2,237,901 and RMB 5,812,043 of advertising expense was recognized in 2009, 2010 and 2011. The balance due to Kuxun was RMB729,189 and RMB354,949 as of December 31, 2010 and 2011, respectively.

In January 2011, the Group entered into an agreement with Kuxun whereby the Group places Kuxun’s advertising links on the Group’s train travel information sites and receives advertising revenue from Kuxun. RMB650,020 of advertising revenue was recognized in 2011. The balance due from Kuxun was RMB46,458 as of December 31, 2011.

Commercial agreements with Tencent

Before May 16, 2011, the Group had entered into an agreement with a Tencent affiliate which is a third party payment platform in China, whereby the Tencent affiliate collects cash from the Group’s customers on behalf of the Group and remits to the Group net of a processing fee charge. RMB29,547 of processing fee charge was recognized from May 16, 2011 to December 31, 2011. The balance due from the Tencent affiliate was RMB1,205,734 as of December 31, 2011.

In July 2011, the Group entered into an agreement with Tencent whereby the Group sells hotel inventory on Tencent’s go.qq.com website and pays Tencent commission expense for its users cash rebate from the hotel reservation transactions. Pursuant to this agreement, the Group paid RMB1,500,000 to Tencent as a deposit and RMB1,783,766 commission expense was recognized in 2011. The balance due to Tencent was RMB911,935 as of December 31, 2011.

Services provided by and to Expedia

In 2009, 2010 and 2011, Expedia prepaid expenses of RMB1,401,360, RMB2,589,702 and RMB1,871,169 on behalf of the Group. The Group repaid RMB2,420,1515 and RMB2,220,193 to Expedia in 2010 and 2011 and the balance of RMB358,488 and RMB9,464 was unpaid as of December 31, 2010 and 2011, respectively.

In 2011, the Group recorded nil (2010: nil, 2009: RMB214,501) in consulting fees for services provided by Expedia. The Group repaid all consulting fees owed to Expedia in 2009 and no amounts were outstanding as at December 31, 2009.

In 2009, 2010 and 2011, the Group prepaid certain expenses amounting to RMB1,259,466, RMB409,891 and RMB728,588, respectively, on behalf of Expedia. The Group received from Expedia RMB383,022 and RMB640,349 in 2010 and 2011 and the balance of RMB170,507 and RMB258,747 was outstanding as of December 31, 2010 and 2011, respectively.

Subleases to Expedia

The Group entered into sublease agreements with Expedia Business Service (Beijing) Co., Ltd. in 2006, and Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch in 2008. In 2009, 2010 and 2011 the Group recorded other non-travel revenue of RMB31,553, nil and nil from such subleases respectively and the balance of RMB20,886 and nil was outstanding as of December 31, 2010 and 2011, respectively. The sublease agreements with Expedia Business Service (Beijing) Co., Ltd. and Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch were terminated in July 2009 and February 2010, respectively.

Transactions with Match.com

In September 2006, the Group sold its online dating business to Match.com for US$14.6 million (RMB114,780,017). Match.com and the Group are under the common control of Barry Diller, the controlling shareholder of Expedia, Inc. The Group recorded RMB11,039, nil and nil of fees for services and subleases provided to Match.com in 2009, 2010 and 2011, respectively. In addition, the Group collected cash and prepaid certain expenses on behalf of one subsidiary of Match.com. In September 2009, the Group settled all the Group’s payables to Match.com and no amounts were outstanding as at December 31, 2010 and 2011.

Amount due from 2010 Affiliate Company

On December 31, 2010, the Group acquired a 20% equity interest in 2010 Affiliate Company, resulting in the Group’s ability to exercise significant influence and therefore requiring the application of the equity method of accounting. A receivable balance of RMB193,260 under a prior agreement between the Group and 2010 Affiliate Company where the Group provides a private-label website to 2010 Affiliate Company was reclassified to “amounts due from related parties” as of December 31, 2010. During 2011, the Group recognized RMB26,659,297 hotel commission expense to 2010 Affiliate Company. RMB1,585,587 prepayment balance to 2010 Affiliate Company was reflected in “amounts due from related parties” as of December 31, 2011.

In October 2011, the Group and 2010 Affiliate Company entered into an agreement whereby the 2010 Affiliate Company sells the Group hotel groupbuy inventory in its website and shares revenue with the Group. The Group recognized RMB20,685 commissions in 2011 and the balance due to 2010 Affiliate Company was RMB88,681 as of December 31, 2011.